Long-Term Debt, net - Schedule of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 01, 2025	Oct. 31, 2025	Feb. 28, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2022
Long-Term Debt, net
Total long-term debt	$ 1,177,782				$ 744,546
Less: Deferred finance costs (long-term portion)	(17,032)				(9,763)
Less: Unamortized debt discount	(3,226)
Less: Current portion, gross of deferred finance costs	(285,448)				(35,220)
Total long-term debt net of current portion and long term portion of deferred finance costs	872,076				699,563
BNP Paribas/Credit Agricole $130 mil. Facility
Long-Term Debt, net
Long-term debt					86,200
Credit facility	130,000	$ 130,000			130,000
Alpha Bank $55.25 mil. Facility
Long-Term Debt, net
Long-term debt					40,250
Credit facility	55,250	$ 55,250			55,250		$ 55,250
Syndicated $450.0 mil. Facility
Long-Term Debt, net
Long-term debt	335,210				355,330
Credit facility	450,000				450,000	$ 450,000
Citibank $382.5 mil. Revolving Credit Facility
Long-Term Debt, net
Credit facility	382,500				382,500		$ 382,500
Syndicated 850.0 million facility
Long-Term Debt, net
Credit facility	850,000			$ 850,000	850,000
JOLCO Phoebe Facility
Long-Term Debt, net
Long-term debt	79,806
Credit facility			$ 450,000
JOLCO Greenhouse Facility
Long-Term Debt, net
Credit facility	80,000
Senior Unsecured Notes [Member]
Long-Term Debt, net
Long-term debt	$ 762,766				$ 262,766